INCOME TAXES - Summary of Sources of the Difference and their Tax Effects (Detail) - USD ($) pure in Millions, $ in Millions	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected income tax (expense) benefit											$ (457)	$ (710)	$ (149)
Noncontrolling interest											$ 138	$ 125	$ 96
Non-taxable investment income (loss)											25500.00%	17700.00%	19100.00%
Tax audit interest											$ (14)	$ (32)	$ (8)
State income taxes											(16)	(108)	(10)
Tax Settlements/Uncertain Tax Position Release											228	181	105
Change in Tax Law											(32)
Intangibles											(138)	(9)	(9)
Other											(13)	(2)	6
Income tax (expense) benefit	$ 175	$ (61)	$ (91)	$ 59	$ (37)	$ (21)	$ (152)	$ 41	$ 23	$ 100	$ (49)	$ (378)	$ 222